Statement of Financial Position - Parenthetical (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Preferred Stock, Par Value	$ 0	$ 0	$ 0
Preferred Stock, Shares Authorized	9,000,000	9,000,000	9,000,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Convertible preferred stock series A, no par value, 5% cumulative dividends, shares authorized	1,000,000	1,000,000	1,000,000
Convertible preferred stock series A, shares issued	175,000	175,000	425,000
Convertible preferred stock series A, shares outstanding	175,000	175,000	425,000
Liquidation preference	$ 350,000	$ 350,000	$ 850,000
Common Stock, Par Value	$ 0.10	$ 0.10	$ 0.10
Common Stock, Shares Authorized	200,000,000	200,000,000	200,000,000
Common Stock, Shares Issued	93,141,855	93,141,855	52,936,397
Common Stock, Shares Outstanding	93,141,855	93,141,855	52,936,397